RESEARCH AND DEVELOPMENT EXPENSES (Details) - EUR (€) € in Thousands	6 Months Ended		12 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
RESEARCH AND DEVELOPMENT EXPENSES
Personnel expenses			€ (87)	€ (1,029)	€ (1,504)
Depreciation/amortization			(1,294)	(1,423)	(1,817)
Legal and consulting fees			(316)	(379)	(587)
R&D related external administration			(894)	(917)	(957)
Other research and development expenses			(191)	(227)	(283)
Total research and development expenses	€ (2,357)	€ (1,563)	€ (2,781)	€ (3,974)	€ (5,148)